Shareholders' Equity (Details) - Schedule of Warrants to Purchase of Common Stock were Issued and Outstanding - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity (Details) - Schedule of Warrants to Purchase of Common Stock were Issued and Outstanding [Line Items]
Warrants, Outstanding beginning	11,945,000	11,945,000
Weighted Average Exercise Price, Outstanding beginning	$ 11.5	$ 11.5
Weighted Average Remaining Contractual Term (Years), Outstanding beginning	4 years 11 months 4 days	5 years 11 months 23 days
Warrants, Issued	400,000
Weighted Average Exercise Price, Issued	$ 0.35
Weighted Average Remaining Contractual Term (Years), Issued	1 month 28 days
Warrants, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Term (Years), Expired
Warrants, Outstanding ending	12,345,000	11,945,000
Weighted Average Exercise Price, Outstanding ending	$ 11.22	$ 11.5
Weighted Average Remaining Contractual Term (Years), Outstanding ending	4 years 11 months 4 days	5 years 11 months 23 days
Warrants, Exercisable	12,345,000
Weighted Average Exercise Price, Exercisable	$ 11.22
Weighted Average Remaining Contractual Term (Years), Exercisable	4 years 11 months 4 days